Commitments, contingencies and guarantees - Maturities of commitments (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	¥ 2,492,699	¥ 2,634,229
Commitments to invest	22,523	21,994
Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	1,337,173	1,623,897
Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	1,155,526	¥ 1,010,332
Less than 1 year [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	1,568,665
Commitments to invest	360
Less than 1 year [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	1,337,173
Less than 1 year [Member] | Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	231,492
1 to 3 years [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	391,580
Commitments to invest	1,205
1 to 3 years [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit
1 to 3 years [Member] | Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	391,580
3 to 5 years [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	386,341
Commitments to invest	3,019
3 to 5 years [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit
3 to 5 years [Member] | Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	386,341
More than 5 years [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	146,113
Commitments to invest	17,939
More than 5 years [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit
More than 5 years [Member] | Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	¥ 146,113